OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating leases

13.	OPERATING LEASES
Rental income

The minimum contractual future revenues to be received on a time charter agreement in respect of the Golar Arctic as of December 31, 2022, are as follows:

Year ending December 31
(in thousands of $)
2023	15,420
Total minimum contractual future revenues	15,420

The cost and accumulated depreciation, including impairment of the Golar Arctic, leased to third parties at December 31, 2022 and 2021 were $196.0 million and $196.0 million; and $152.3 million and $72.8 million, respectively.
The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Operating lease income	8,857	11,476	13,887
Variable lease income (1)	828	—	745
Total operating lease income (2)	9,685	11,476	14,632
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the FLNG Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the FLNG Hilli.

The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Operating lease cost	4,160	5,899	4,338
Variable lease cost (1)	1,479	1,621	4,000
Total operating lease cost (2)	5,639	7,520	8,338
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

As of December 31, 2022 and 2021 the right-of-use assets recognized by Golar as a lessee in various operating leases amounted to $5.7 million and $10.3 million respectively (note 20).

In connection with the CoolCo Disposal, we modified the terms of certain agreements in relation to our office premises and equipment on-board our fleet of vessels which reduced our minimum lease payments to $5.1 million as of December 31, 2022 compared to $7.9 million for the same period in 2021. The weighted average remaining lease term for our operating leases is 4.8 years (2021: 5.0 years). Our weighted-average discount rate applied for most of our operating leases is 5.5% (2021: 5.5%).

The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2023	1,328
2024	851
2025	1,151
2026	1,088
2027 and thereafter	730
Total minimum lease payments	5,148

During the year ended December 31, 2022, we entered into an agreement to sub-lease one of our offices and recognized $0.4 million and $4 thousand in the consolidated statement of operations line-item “Vessel management fees and other revenues” and “Administrative expenses”, respectively. The minimum contractual future revenues to be received in respect of the sublet office space is $0.1 million.